Long-Term Debt (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 15, 2014 USD ($)
Line of Credit Facility [Line Items]
Outstanding borrowing amount	$ 74,000		$ 65,000
Term loan, net of unamortized deferred financing costs
EBITDAX ratio	4.0
Minimum
Line of Credit Facility [Line Items]
Annual commitment fee on the unused portion of the credit facility	0.375%
Maximum
Line of Credit Facility [Line Items]
Annual commitment fee on the unused portion of the credit facility	0.50%
LIBOR | Minimum
Line of Credit Facility [Line Items]
Interest rate	1.50%
LIBOR | Maximum
Line of Credit Facility [Line Items]
Interest rate	2.50%
Prime rate | Minimum
Line of Credit Facility [Line Items]
Interest rate	0.50%
Prime rate | Maximum
Line of Credit Facility [Line Items]
Interest rate	1.50%
Term loan
Line of Credit Facility [Line Items]
Loan commitment amount				$ 65,000
Term loan, net of unamortized deferred financing costs
Term loan	$ 65,000		65,000
Unamortized deferred financing costs	(351)		(432)
Term loan, net of unamortized deferred financing costs	$ 64,649		$ 64,568
Term loan | LIBOR
Line of Credit Facility [Line Items]
Interest rate	5.25%
Revolving credit facility
Line of Credit Facility [Line Items]
Loan commitment amount				500,000
Current borrowing capacity		$ 140,000
Outstanding borrowing amount	$ 74,000
Remaining borrowing capacity	65,400
Letters of credit
Line of Credit Facility [Line Items]
Loan commitment amount				$ 15,000
Letters of credit outstanding	$ 600